SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Allowance for doubtful accounts	$ 5,457	$ 0
Retainage receivable	0	0
Impairment loss	0	6,948,350
Net loss attributable to non-controlling interests	10,404	902,156
Repurchase price	0
Optilan UK [Member]
Impairment loss	$ 6,948,349
Goodwill and intangible assets		$ 0
United Kingdom, Pounds
Closing translation rate	1.2516	1.2197
Average translation rate	1.2633	1.2384
Canada, Dollars
Closing translation rate	1.27	1.27